Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (351,459,681)	$ (301,727,403)	$ (281,731,346)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(185,585,493)	(170,540,830)	(169,735,916)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(43,572,813)	(40,656,504)	(39,620,402)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(100,733,819)	(75,328,612)	(58,833,198)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(8,221,659)	(8,390,742)	(7,180,880)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(12,786,029)	(6,112,941)	(5,464,673)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (559,868)	$ (697,774)	$ (896,277)